Commitments and Contingencies (Details) - Schedule of components of lease expense - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Components of total lease cost:
Operating lease expense	$ 19,376	$ 18,207
Short-term lease expense
Total lease cost	$ 19,376	$ 18,207